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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06053
Invesco Insured Municipal Bond Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)     (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX
Item 1. Schedule of Investments.

Invesco Insured Municipal Bond Trust
Quarterly Schedule of Portfolio Holdings July 31, 2010
invesco.com/us           MS-CE-IMB-QTR-1 07/10            Invesco Advisers, Inc.

Schedule of Investments
July 31, 2010
(unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—150.7
Alaska—2.4%
Alaska Industrial Development & Export Authority, Snettisham Hydroelectric 1st Ser 1998 (AMT) (AMBAC Insd) (a)	5.00%	01/01/27	$1,400	$1,360,240

Arizona—0.9%
Glendale Industrial Development Authority, Midwestern University, Ser 2010	5.00	05/15/35	100	99,711
Glendale Industrial Development Authority, Midwestern University, Ser 2010	5.125	05/15/40	100	100,489
State of Arizona, Ser 2008 A (COP) (AGM Insd) (a)	5.00	09/01/26	290	302,342

				502,542

California—32.4%
Alhambra Unified School District, Ser 2009 B (AGC Insd) (a)(b)	0.00	08/01/36	485	95,453
Alvord Unified School District, Ser 2007 A (AGM Insd) (a)	5.00	08/01/24	220	237,567
Anaheim Public Financing Authority, Electric System Ser 2007 A (NATL-RE Insd) (a)	4.50	10/01/37	3,000	2,877,630
Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00	08/01/26	215	98,618
Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00	08/01/31	420	140,570
California Health Facilities Financing Authority, Scripps Memorial Hospital Ser 2010 A	5.00	11/15/36	400	402,336
California State Department of Water Resources, Power Supply Ser 2008 H (AGM Insd) (a)	5.00	05/01/22	550	608,437
City & County of San Francisco, Laguna Refg Ser R-3 (AGC Insd) (a)(c)	5.00	06/15/28	1,000	1,042,050
City of Irvine, Limited Obligation Ser 85-7 A (AGM Insd) (a)(d)(e)	0.30	09/02/32	700	700,000
Clovis Unified School District, Election of 2004 Ser A (NATL-RE & FGIC Insd) (a)(b)	0.00	08/01/29	105	34,972
Dry Creek Joint Elementary School District, Election 2008 Ser 2009 E (b)	0.00	08/01/43	2,120	246,620
Eastern Municipal Water District, Water & Sewer Refg, Ser 2006 A (COP) (NATL-RE Insd) (a)	5.00	07/01/32	1,000	1,031,460
El Segundo Unified School District, Election of 2008 Ser 2009 A	0.00	08/01/31	120	34,109
El Segundo Unified School District, Election of 2008 Ser 2009 A	0.00	08/01/32	460	121,583
Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A (FGIC Insd) (a)	5.00	06/01/38	2,000	1,866,260
Los Angeles Department of Water & Power, 2004 Ser C (NATL-RE Insd) (a)(c)	5.00	07/01/25	1,000	1,058,410
Los Angeles Unified School District, Ser 2006 F (FGIC Insd) (a)	5.00	07/01/30	1,000	1,014,790
Menifee Union School District, 2008 Election Ser C (AGC Insd) (a)(b)	0.00	08/01/35	300	64,395
Oakland Joint Powers Financing Authority, Oakland Administration Buildings, Ser 2008 B (AGC Insd) (a)	5.00	08/01/23	250	264,747
Patterson Joint Unified School District, Election of 2008 Ser 2009 B (AGM Insd) (a)(b)	0.00	08/01/37	1,785	311,572
Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd) (a)(f)	5.00	11/01/12	55	60,643
Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd) (a)	5.00	11/01/21	445	450,086
Poway Unified School District, School Facilities Improvement District No. 07-1, 2008 Election Ser A	0.00	08/01/28	705	250,543
Poway Unified School District, School Facilities Improvement District No. 07-1, 2008 Election Ser A	0.00	08/01/31	760	221,373
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Bond Trust

Schedule of Investments
July 31, 2010
(unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Sacramento Regional County Sanitation District, Ser 2006 (NATL-RE & FGIC Insd) (a)	5.00%	12/01/28	$1,000	$1,042,020
University of California, Ser 2007-J (AGM Insd) (a)(c)	4.50	05/15/31	2,205	2,219,972
University of California, Ser 2007-J (AGM Insd) (a)(c)	4.50	05/15/35	1,795	1,762,007
Yosemite Community College District, Ser 2008 C (AGM Insd) (a)(b)	0.00	08/01/22	525	300,531

				18,558,754

Colorado—3.2%
Arkansas River Power Authority, Power Ser 2006 (XLCA Insd) (a)	5.25	10/01/40	1,000	921,990
Denver Convention Center Hotel Authority, Refg Ser 2006 (XLCA Insd) (a)	5.00	12/01/30	1,000	900,700

				1,822,690

Connecticut—0.5%
Connecticut State Health & Educational Facility Authority, Authority Quinnipiac University Ser 2007 K-1 (NATL-RE Insd) (a)	5.00	07/01/24	275	291,489

District of Columbia—5.0%
District of Columbia, Income Tax, Ser 2009 A (c)	5.25	12/01/27	460	517,960
District of Columbia, Ser 2008 E (BHAC Insd) (a)(c)	5.00	06/01/26	260	279,685
District of Columbia, Ser 2008 E (BHAC Insd) (a)(c)	5.00	06/01/27	260	277,508
District of Columbia, Ser 2008 E (BHAC Insd) (a)(c)	5.00	06/01/28	520	551,065
District of Columbia Ballpark, Ser 2006 B-1 (NATL-RE & FGIC Insd) (a)	5.00	02/01/31	1,000	1,000,470
District of Columbia Water & Sewer Authority, Refg Sub-Lien Ser 2008 A (AGC Insd) (a)	5.00	10/01/28	245	262,270

				2,888,958

Florida—18.3%
Broward County Educational Facilities Authority, Nova Southeastern University Ser 2006 (AGC Insd) (a)	5.00	04/01/31	1,000	1,001,400
Broward County School Board, Ser 2001 A (COP) (AGM Insd) (a)	5.00	07/01/26	2,000	2,017,020
Citizens Property Insurance Corp., High Risk Ser A-1	5.00	06/01/14	500	531,520
City of Jacksonville Excise Tax, Ser 2003 C (AMT) (NATL-RE Insd) (a)	5.25	10/01/19	1,500	1,551,600
City of Miami Beach, Water & Sewer Ser 2000 (AMBAC Insd) (a)(f)	5.75	09/01/10	1,135	1,151,707
City of Miami Beach, Water & Sewer Ser 2000 (AMBAC Insd) (a)	5.75	09/01/25	865	876,375
City of Port St Lucie, Utility System Refg Ser 2009 (AGC Insd) (a)	5.00	09/01/29	500	513,700
County of Miami-Dade, Ser 2005 A (NATL-RE Insd) (a)(b)(g)	0.00	10/01/30	1,000	825,870
County of Miami-Dade, Water & Sewer (AGM Insd) (a)	5.00	10/01/39	400	412,692
Miami-Dade County Educational Facilities Authority, University of Miami Ser 2008 A (CR) (BHAC Insd) (a)	5.50	04/01/38	400	421,020
Mid-Bay Bridge Authority, Refg Ser 2008 A (AGC Insd) (a)	5.00	10/01/27	280	286,199
Palm Beach County Solid Waste Authority, Ser 2009 (BHAC Insd) (a)	5.50	10/01/23	350	404,632
Tampa Sports Authority, Sales Tax Refg Ser 2005 (AGM Insd) (a)	5.00	01/01/26	480	499,646

				10,493,381

Idaho—0.9%
Idaho Housing & Finance Association, Federal Highway Trust Ser 2008 A (RANs) (AGC Insd) (a)	5.25	07/15/25	455	501,906

See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Bond Trust

Schedule of Investments
July 31, 2010
(unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—14.8%
Chicago Park District, Harbor Ser 2003 C (AMBAC Insd) (a)	5.00%	01/01/24	$1,500	$1,565,190
Chicago Transit Authority, Federal Transit Administration Section 5309 Ser 2008 (AGC Insd) (a)	5.25	06/01/25	295	312,352
City of Chicago, O’Hare Int’l Airport Passenger Fee Ser 2001 A (AMT) (AMBAC Insd) (a)(h)	5.375	01/01/32	2,000	2,000,040
City of Chicago, Project & Refg Ser 2007 A (CR) (FGIC & AGM Insd) (a)(c)	5.00	01/01/37	1,350	1,378,161
De Kalb County Community Unit School District No. 428, Ser 2008 (AGM Insd) (a)	5.00	01/01/24	210	229,559
Illinois Finance Authority, Northwestern Memorial Hospital, Ser 2009 B	5.75	08/15/30	365	398,011
Illinois Finance Authority, Swedish American Hospital Ser A (AMBAC Insd) (a)	5.00	11/15/31	1,000	949,670
Illinois Finance Authority, Swedish Covenant Hospital Ser 2010 A	5.75	08/15/29	300	303,504
State of Illinois, Ser 2000 (NATL-RE Insd) (f)	5.75	12/01/10	1,300	1,323,036

				8,459,523

Iowa—1.3%
State of Iowa, IJOBS Program Ser 2009 A (c)(h)	5.00	06/01/25	405	447,894
State of Iowa, IJOBS Program Ser 2009 A (c)(h)	5.00	06/01/26	305	334,399

				782,293

Kansas—0.7%
Kansas Development Finance Authority Hospital Revenue, Adventist Health System Sunbelt Obligated Group Ser 2009 C	5.50	11/15/29	140	151,631
Wyandotte County-Kansas City Unified Government, Utility System Improvement, Ser 2009 A (BHAC Insd) (a)	5.25	09/01/34	235	251,053

				402,684

Kentucky— 0.7%
Kentucky State Property & Buildings Commission, Refg. Project No. 93 Ser 2009 (AGC Insd) (a)	5.25	02/01/28	360	393,793

Massachusetts—4.8%
Massachusetts Health & Educational Facilities Authority, Boston College Ser M-2	5.50	06/01/30	500	599,700
Massachusetts Health & Educational Facilities Authority, Harvard University Ser A (c)	5.50	11/15/36	1,435	1,626,888
Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser O (c)	5.50	07/01/36	465	526,701

				2,753,289

Michigan—3.8%
City of Detroit Water Supply System, Refg Ser 2006 C (AGM Insd) (a)	5.00	07/01/26	275	281,493
County of Wayne, Detroit Metropolitan Wayne County Airport Refg Ser 2002 D (AMT) (NATL-RE & FGIC Insd) (a)	5.50	12/01/17	1,500	1,541,190
Wayne State University, Refg Ser 2008 (AGM Insd) (a)	5.00	11/15/29	320	337,977

				2,160,660

Minnesota—1.8%
City of Minneapolis, Fairview Health Ser 2005 D (AMBAC Insd) (a)	5.00	11/15/30	1,000	1,011,510

Nevada—1.8%
State of Nevada, Capital Improvement & Cultural Affairs Ser 2008 C (AGM Insd) (a)(c)	5.00	06/01/26	1,000	1,066,310

New Hampshire—0.9%
New Hampshire Health & Education Facilities Authority, University System of New Hampshire Ser 2001 (AMBAC Insd) (a)	5.125	07/01/33	495	499,069

See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Bond Trust

Schedule of Investments
July 31, 2010
(unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey—2.8%
New Jersey Economic Development Authority, School Facilities Construction Ser N-1 (AMBAC Insd) (a)	5.50%	09/01/24	$265	$304,851
New Jersey Economic Development Authority, Student Housing Project Ser 2010 A	5.875	06/01/42	175	177,660
New Jersey St Housing & Mortgage Finance Agency, Home Buyer Ser 2000 CC (AMT) (NATL-RE Insd) (a)	5.875	10/01/31	580	580,858
New Jersey Transportation Trust Fund Authority, Ser 2006 C (AGC Insd) (a)(b)	0.00	12/15/26	1,290	555,590

				1,618,959

New York—13.3%
Long Island Power Authority, Ser 2004 A (AMBAC Insd) (a)	5.00	09/01/34	1,000	1,019,740
Metropolitan Transportation Authority, State Service Contract Refg Ser 2002 B (NATL-RE Insd) (a)	5.50	07/01/20	2,000	2,133,880
New York City Industrial Development Agency, Queens Baseball Stadium Ser 2006 (AMBAC Insd) (a)	5.00	01/01/31	1,145	1,072,567
New York City Industrial Development Agency, Yankee Stadium Ser 2006 (FGIC Insd) (a)	5.00	03/01/46	755	726,929
New York State Dormitory Authority, Memorial Sloan Kettering 2003 Ser I (NATL-RE Insd) (a)	5.00	07/01/24	2,000	2,117,000
New York State Dormitory Authority, Mental Health Services Facilities Improvement Ser A (AGM Insd) (a)	5.00	02/15/27	500	534,755

				7,604,871

Ohio—5.0%
American Municipal Power-Ohio Inc., Prairie State Energy Campus Ser 2008 A (AGC Insd) (a)(c)	5.25	02/15/33	2,500	2,622,800
Ohio State Water Development Authority, Pollution Control Facilities Ser 2009 A	5.875	06/01/33	80	88,448
State of Ohio Higher Educational Facility Commission, Summa Health Systems Ser 2010	5.75	11/15/35	175	175,502

				2,886,750

Oklahoma—0.9%
Oklahoma Development Finance Authority, Ser 2007 (AGC Insd) (a)(d)(e)	0.14	08/15/33	500	500,000

Pennsylvania—4.6%
City of Philadelphia, Ser 2009 B (AGC Insd) (a)	7.125	07/15/38	155	176,012
Pennsylvania Economic Development Financing Authority, Ser A	3.70	11/01/21	350	353,332
Philadelphia School District, Ser 2008 E (BHAC Insd) (a)	5.125	09/01/23	1,000	1,106,650
Southeastern Pennsylvania Transportation Authority, Ser 1999 A (NATL-RE & FGIC Insd) (a)	5.25	03/01/18	1,000	1,006,870

				2,642,864

Puerto Rico—1.2%
Puerto Rico Sales Tax Financing Corp., Ser 2009 A (f)	5.00	08/01/11	260	272,428
Puerto Rico Sales Tax Financing Corp., Ser 2010 C	5.25	08/01/41	400	402,008

				674,436

South Carolina—1.8%
South Carolina State Public Service Authority, Santee Cooper Ser 2006 A (NATL-RE Insd) (a)	5.00	01/01/36	1,000	1,036,670

Texas—15.2%
Capital Area Cultural Education Facilities Finance Corp., Roman Catholic Diocese Ser 2005 B	6.125	04/01/45	200	202,086
City of Houston, Combined Utility First Lien Refg 2004 Ser A (NATL-RE & FGIC Insd) (a)	5.25	05/15/23	500	547,925
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Bond Trust

Schedule of Investments
July 31, 2010
(unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Dallas-Fort Worth International Airport Facilities Improvement Corp., Ser 2001 A (AMT) (NATL-RE Insd) (a)	5.50%	11/01/31	$2,000	$2,013,520
Friendswood Independent School District, Schoolhouse Ser 2008 (PSF-GTD)	5.00	02/15/27	175	191,355
Houston Community College System, Senior Lien Student Fee Ser 2008 (AGM Insd) (a)	5.00	04/15/25	275	298,963
Houston, Hotel Occupancy, Ser 2001 (AGM & AMBAC Insd) (a)(b)	0.00	09/01/25	675	313,902
Humble Independent School District, Unlimited Tax School Building Ser 2008 A (AGC Insd) (a)	5.00	02/15/26	285	309,576
Lower Colorado River Authority, Refg Ser 2004 A (NATL-RE & FGIC Insd) (a)	5.00	05/15/25	1,000	1,007,660
North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (a)(b)	0.00	01/01/28	1,500	590,910
North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (a)(b)	0.00	01/01/31	320	105,053
Texas State Turnpike Authority, First Tier Ser 2002 (CR) (BHAC & AMBAC Insd) (a)(b)	0.00	08/15/27	1,265	505,140
University of Houston, Ser 2008 (AGM Insd) (a)(c)	5.00	02/15/33	2,500	2,624,800

				8,710,890

Virginia—3.5%
City of Norfolk, Water Ser 1995 (NATL-RE Insd) (a)	5.875	11/01/20	2,000	2,004,680

Washington—7.6%
Grant County Public Utility District No. 2 Priest Rapids, Wanapum Hydroelectric 2005 Ser A (NATL-RE & FGIC Insd) (a)	5.00	01/01/34	950	968,050
Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd) (a)	5.00	12/01/23	1,485	1,488,178
State of Washington, Motor Vehicle Fuel Tax, Ser 2004 F (AMBAC Insd) (a)(b)	0.00	12/01/29	800	327,664
State of Washington, Various Purpose Ser 2010 A (c)	5.00	08/01/29	705	770,960
State of Washington, Various Purpose Ser 2010 A (c)	5.00	02/01/17	740	803,351

				4,358,203

West Virginia—0.6%
West Virginia Economic Development Authority, Solid Waste Disposable Facility Ser 2010 A	5.375	12/01/38	350	351,488

Total Investments—150.7% (Cost $84,098,301)				86,338,902
Other Assets Less Liabilities—1.9%				1,050,857
Floating Rate Note and Dealer Trusts Obligations Related to Securities Held—(20.9)%
Notes with interest rates ranging from 0.27% to 0.29% at 07/31/10 and contractual maturities of collateral ranging from 06/01/25 to 01/01/37 (See Note 1E) (i)				(11,955,000)
Preferred Shares of Beneficial Interest—(31.7)%				(18,150,958)

Net Assets Applicable to Common Shareholders—100.0%				$57,283,801

Investment Abbreviations:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Co.
NATL-RE	National Public Finance Guarantee Corp.
PSF	Texas Permanent School Fund Guarantee Program
RANs	Revenue Anticipation Notes
Refg	Refunding
Ser	Series
XLCA	XL Capital Assurance Inc.
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Bond Trust

Schedule of Investments
July 31, 2010
(unaudited)

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Capital appreciation bond.

(c)	Underlying security related to inverse floater entered into by the Fund. See Note 1E.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2010.

(e)	Security is considered a cash equivalent.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Security is a “step-up” bond where the coupon increases on a predetermined future date.

(h)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,384,326. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(i)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at July 31, 2010. At July 31, 2010, the Fund’s investments with a value of $19,910,921 are held by the Dealer Trusts and serve as collateral for the $11,955,000 in floating rate note and dealer trust obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Bond Trust

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Insured Municipal Bond Trust

D.	Other Risks — The Fund may invest up to 20% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
     The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.
     Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
E.	Floating Rate Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund may enter into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$86,338,902	$—	$86,338,902

Invesco Insured Municipal Bond Trust

NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,998,786
Aggregate unrealized (depreciation) of investment securities	(1,004,569)

Net unrealized appreciation of investment securities	$1,994,217

Cost of investments for tax purposes is $84,344,685.
Invesco Insured Municipal Bond Trust

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Insured Municipal Bond Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 29, 2010

By:	/s/ Philip A. Taylor
Sheri Morris
Principal Financial Officer
Date: September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.